Investment in and Advances to Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Schedule of Investments [Line Items]
Schedule of joint ventures accounts

	December 31,
	2020	2019
	(dollars in thousands)
Cash and cash equivalents	$2,740	$6,159
Restricted cash	4,870	—
Real estate inventories	41,214	98,811
Investment in unconsolidated joint venture	—	225
Other assets	123	339
Total assets	$48,947	$105,534

Accounts payable	$188	$1,892
Accrued expenses and other liabilities	3,928	2,957
Due to affiliates	5,735	482
EB-5 notes payable	—	21,000
Total liabilities	9,851	26,331
Members’ capital	39,096	79,203
Total liabilities and members’ capital	$48,947	$105,534

The condensed combined statements of operations for the Company’s unconsolidated joint ventures accounted for under the equity method are as follows:

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Revenues	$37,403	$54,633	$73,587
Cost of sales and expenses	(40,230)	(62,145)	(71,286)
Impairment of real estate inventories	(27,094)	(5,800)	—
Equity in net income from unconsolidated joint ventures	—	1,087	33,314
Net (loss) income of unconsolidated joint ventures	$(29,921)	$(12,225)	$35,615
Equity in net (loss) income from investment in unconsolidated joint ventures (1)	$(16,418)	$(7,901)	$13,018
(1)	The equity in net (loss) income of unconsolidated joint ventures consists of the allocation of the Company’s proportionate share of income or loss from the unconsolidated joint ventures of $15.2 million loss, $5.9 million loss, and $17.8 million income as well as $1.2 million, $2.0 million, and $4.8 million of expense related to capitalized interest and other costs for the years ended December 31, 2020, 2019, and 2018, respectively.